Fair Value Measurements - Initial measurement of the Earnout Shares (Details)	Dec. 31, 2022 Y $ / shares	May 27, 2022 $ / shares Y
Fair Value Measurements
Price per public warrant		$ 1.33
Tranche 1 | Non-employee Earnout Shares
Fair Value Measurements
Fair value per shares	$ 4.30	4.82
Tranche 2 | Non-employee Earnout Shares
Fair Value Measurements
Fair value per shares	$ 3.58	$ 3.98
Stock price | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	6.75	7.39
Risk-free interest rate | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.0406	0.0281
Volatility | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.425	0.375
Expected term (years) | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input | Y	4.4	5.0
Expected dividends | Non-employee Earnout Shares
Fair Value Measurements
Fair value measurement input	0.000	0.000